Events during and after the reporting period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events during and after the reporting period
Note 26 – Events during and after the reporting period

-	On May 17, 2021, the Company announced that its Board of Directors had approved the appointment of Mr. Erez Winner as the Company’s active CEO.

-

On January 17, 2023, Mr. Erez Winner finished his position as the company CEO, but continues to provide management services to the company in the field of business development, building and manufacture.

-	On January 17, 2023, Mr. Yosef Williger was appointed as the company active CEO.

-	On September 16, 2021, the Company’s Board of Directors announced a dividend distribution in the amount of NIS 60 million (NIS 4.33 per share).

-	On March 15, 2022, the Company's Board of Directors announced a dividend distribution in the amount of NIS 20 million (a total of NIS 1.44 per share).

-	On August 31, 2022, the Company's Board of Directors announced a dividend distribution in the amount of NIS 20 million (a total of NIS 1.44 per share).

-	On November 24, 2022, the Company's Board of Directors announced a dividend distribution in the amount of NIS 15 million (a total of NIS 1.08 per share).

-	On March 24, 2023, the Company's Board of Directors announced a dividend distribution in the amount of NIS 30 million (a total of NIS 2.16 per share).

-	On August 30, 2023, the Company's Board of Directors announced a dividend distribution in the amount of NIS 10 million (a total of NIS 0.72 per share).

-
On April 25, 2022, investigators from the Competition Authority searched the Company's offices and took documents and computer equipment. In addition, the chairman of the Company's board of directors, Mr. Zvi Williger, was questioned at the Competition Authority's offices. In the search warrant issued to the Company, it was stated that the search was based on suspicion of a binding arrangement.

-
On February 14, 2024, the Company received a notification letter from the Competition Authority, according to which the authority is considering filing an indictment against the Company, subject to a hearing, on the grounds of the suspicions listed in the "Letter of Suspicions". In addition, A similar message was further delivered to the chairman of the board of directors of the Company, Mr. Zvi Williger, one of the controlling owners of the Company. The Company is currently reviewing the claims and will address them at the hearing which is yet to be scheduled.

-
During October 2023, the Israeli government declared a state of war due to the terror attack that was launched on the State of Israel on that day, and which still continues. At the same time, the Hezbollah organization has since been carrying out missile and rocket attacks on various areas in Israel’s northern regions, targeting both military and civilian locations ("the war"). The war has led to various consequences and restrictions on the Israeli economy, including, among other things, an extensive mobilization of reserves, the evacuation of many settlements, both in the area bordering the Gaza strip and near the northern border, as well as taking actions for maintaining public safety and security, such as, among other things, imposing restrictions on gatherings, depending on the proximity thereof to the combat zones, including at workplaces and in the education system. Taking such actions caused a decline and a slowdown in the activity of the Israeli economy. In addition, the ongoing operation of many companies has suffered by the reduction in workforce availability, including due to the departure of foreign workers, extensive recruitment of reserves and absence from work due to the restrictions on the activity of the education system. In addition, on February 9, 2024, the rating Company S&P lowered the credit rating forecast of the State of Israel from stable to negative and the international rating agency Moody's announced the lowering of the credit rating of the State of Israel to level A2 (from the level of A1) with a "negative forecast", and further lowered the credit rating of the five largest banks in Israel by one grade (to A3).

The Company's activity is concentrated, among other things, in the supply of basic food products, the sale of which has not been significantly affected by the warfare and has even increased during the period following the outbreak of the war mainly by orders for products with a long shelf life. Due to repeated attacks by the Houthi forces on marine going vessels in the Red Sea, many shipping companies decided to stop sailing in the Red Sea, which is a major and significant sea trade route between the Far East and Israel, and to change the sailing routes to the bypass of Africa, or alternatively, to suspend or stop their arrival in Israel at all. As a result, the transport time from the Far East was extended by approximately 3-4 weeks, resulting in an increase in the costs of marine transportation and delays in receiving goods. About 35% of the Company's products are imported from the Far East. In the Company's estimation, a substantial increase in the cost of marine transportation could have a negative impact on the Company's results.

To the Company’s estimation, in practice, from the start of the war until December 31, 2023, the war had no material effect on the Company’s financial situation and on the results of the Company's activities. Also, the Company had succeeded to maintain operational and functional continuity, including maintaining an effective staff volume and effective ongoing operations with its customers and suppliers. As of the date of the report, the war still goes on and there is uncertainty as to its duration, further development and scope.

Given the above, the Company is unable to assess the scope of the war's impact on its business and financial results in the upcoming quarters. As long as the war continues, the arrival of goods shall be delayed due to the circumstances in the Red Sea and the economic situation in the Israeli economy will deteriorate. This may have a negative impact on the Company's financial results, which the Company is currently unable to estimate.